SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY (Tables)	12 Months Ended
Jun. 30, 2015
SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY
Schedule of investment securities
	June 30, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
FHLMC common stock	$20	$160	$—	$180
Certificates of deposit	7,221	29	(8)	7,242
Municipal securities	13,574	11	(152)	13,433
SBA loan pools	2,249	17	—	2,266
U.S. Government agency mortgage-backed securities	64,177	488	(523)	64,142
U.S. Government agency bonds	23,967	80	(143)	23,904
Total available-for-sale	$111,208	$785	$(826)	$111,167

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
FHLMC common stock	$20	$294	$—	$314
Preferred stock(1)	271	27	—	298
Certificates of deposit	7,221	24	(8)	7,237
Municipal securities	5,846	2	(39)	5,809
U.S. Government agency mortgage-backed securities	60,742	428	(730)	60,440
U.S. Government agency bonds	29,946	181	(419)	29,708
Total available-for-sale	$104,046	$956	$(1,196)	$103,806

(1)
Consists of 300 shares of Southern First Bancshares, Inc. cumulative perpetual preferred stock, series T.

Schedule of securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position
	June 30, 2015
	Less than 12 Months			12 Months or More			Total
	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)
Available-for-sale:
Certificates of deposit	$1,737	$(6)	7	$247	$(2)	1	$1,984	$(8)	8
Municipal securities	10,472	(152)	30	—	—	—	10,472	(152)	30
SBA loan pools	—	—	—	—	—	—	—	—	—
U.S. Government agency mortgage-backed securities	18,981	(195)	15	11,521	(328)	12	30,502	(523)	27
U.S. Government agency bonds	6,951	(68)	4	4,920	(75)	3	11,871	(143)	7
	$37,070	$(421)	56	$17,759	$(405)	16	$54,829	$(826)	72

	June 30, 2014
	Less than 12 Months			12 Months or More			Total
	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)
Available-for-sale:
Certificates of deposit	$1,237	$(8)	5	$—	$—	—	$1,237	$(8)	5
Municipal securities	4,263	(39)	11	—	—	—	4,263	(39)	11
U.S. Government agency mortgage-backed securities	7,241	(24)	6	21,464	(706)	18	28,705	(730)	24
U.S. Government agency bonds	3,467	(5)	3	12,574	(414)	8	16,041	(419)	11
	$16,208	$(76)	25	$34,038	$(1,120)	26	$50,246	$(1,196)	51

(1)
Actual amounts.

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity
	June 30, 2015		June 30, 2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Less than one year	$1,244	$1,249	$4,002	$4,029
Due from one to five years	22,681	22,572	18,717	18,836
Due from five to ten years	13,174	13,148	13,297	13,047
Due after ten years	9,912	9,876	6,997	6,842
Mortgage-backed securities	64,177	64,142	60,742	60,440
Total	$111,188	$110,987	$103,755	$103,194

Schedule of gross proceeds from sales of securities available-for-sale and held-to-maturity and gains or losses recognized
	Years Ended
	June 30, 2015	June 30, 2014
Available-for-sale:
Proceeds	$11,174	$18,721
Gross gains	149	182
Gross losses	—	(30)
Held-to-maturity:
Proceeds	—	2,270
Gross gains	—	82
Gross losses	—	—
Total:
Proceeds	$11,174	$20,991
Gross gains	$149	$264
Gross losses	$—	$(30)